Financial Instruments - Changes in Fair Value of Asset Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Toledo Spirit time-charter derivative - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value at beginning of year	$ 2,134	$ (6,296)
Realized and unrealized gains included in earnings	788	3,316
Settlements	(1,274)	5,114
Fair value at end of year	$ 1,648	$ 2,134